SHAREHOLDERS' DEFICIT - Ordinary shares (Details)	3 Months Ended
	Mar. 31, 2022 USD ($) Vote $ / shares shares	Dec. 31, 2021 Vote $ / shares shares	Dec. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Threshold conversion ratio of stock	20.00%	20.00%
Cash withdrawn from Trust Account in connection with redemption | $	$ 148,079,821
Class A common stock
Class of Stock [Line Items]
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Ordinary shares, shares issued	0	23,000,000	23,000,000
Ordinary shares, shares outstanding		0
Ordinary shares, Subject to possible redemption issued	8,202,277	23,000,000	23,000,000
Ordinary shares, shares subject to possible redemption	8,202,277	23,000,000	23,000,000
Class A Ordinary shares elected to redeem upon extension of business combination period	14,797,723
Cash withdrawn from Trust Account in connection with redemption | $	$ 148,079,821
Class B common stock
Class of Stock [Line Items]
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000
Ordinary shares, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Ordinary shares, shares issued	5,750,000	5,750,000	5,750,000
Ordinary shares, shares outstanding	5,750,000	5,750,000	5,750,000